Derivative financial instruments	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about hedges [abstract]
Derivative financial instruments
20. Derivative financial instruments
(1) Undesignated derivative financial instruments
Toyota uses derivative financial instruments including foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements, and interest rate options, to manage mainly its exposures to foreign currency exchange rate fluctuations and interest rate fluctuations from an economic perspective, and Toyota is unable to or has elected not to apply hedge accounting. Toyota does not use derivatives for speculation or trading.

(2) Fair value and gain and losses of derivatives
The fair values of the derivatives as of March 31, 2024 and 2025 are as follows:

	Yen in millions
	March 31,
	2024	2025
Derivative assets
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap
Current assets
- Other financial assets	180,657	118,941
Non-current assets
- Other financial assets	355,245	276,647

Total	535,901	395,588

Foreign exchange forward, option and other contracts
Current assets
- Other financial assets	17,006	62,945
Non-current assets
- Other financial assets	14	24,845

Total	17,019	87,790

Total derivative assets	552,921	483,378

	Yen in millions
	March 31,
	2024	2025
Derivative financial liabilities
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap
Current liabilities
- Other financial liabilities	(91,120)	(60,584)
Non-current liabilities
- Other financial liabilities	(286,396)	(243,087)

Total	(377,516)	(303,670)

Foreign exchange forward, option and other contracts
Current liabilities
- Other financial liabilities	(54,086)	(14,711)
Non-current liabilities
- Other financial liabilities	(588)	(1,500)

Total	(54,673)	(16,211)

Total derivative liabilities	(432,189)	(319,881)

The amount of underlying notional of derivatives as of March 31, 2024 and 2025 are as follows:

	Yen in millions
	March 31,
	2024	2025
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap	31,825,306	32,257,298
Foreign exchange forward, option and other contracts	4,217,529	5,492,347

Total	36,042,835	37,749,645

Undesignated derivative financial instruments are used to manage mainly economic risks of fluctuations in foreign currency exchange rates and interest rates of certain receivables and payables. Those economic risks are offset by changes in the fair value of undesignated derivative financial instruments.
The gain (loss) on derivative transactions as of March 31, 2023, 2024 and 2025 were ¥(129,782) million, ¥(267,190) million and ¥(80,831) million, respectively. The amounts are included in cost of financial services and foreign exchange gain (loss), net.
Cash flows from transactions of derivative financial instruments are included in cash flows from operating activities in the consolidated statement of cash flows.
(3) Credit risk related contingent features
Toyota enters into International Swaps and Derivatives Association Master Agreements with counterparties. These Master Agreements contain a provision requiring either Toyota or the counterparty to settle the contract or to post assets to the other party in the event of a ratings downgrade below a specified threshold.
The aggregate fair value amount of derivative financial instruments that contain credit risk related contingent features that are in a net liability position after being offset by cash collateral as of March 31, 2024 and 2025 is ¥13,166 million and ¥20,213 million, respectively. The aggregate fair value amount of assets that are already posted as cash collateral as of March 31, 2024 and 2025 is ¥98,840 million and ¥87,644 million, respectively. If the ratings of Toyota decline below specified thresholds, the maximum amount of assets to be posted or for which Toyota could be required to settle the contracts is ¥20,213 million as of March 31, 2025. See Note 22 for details.